RELATED PARTY TRANSACTIONS - Founder Shares (Details)	Jul. 15, 2021 USD ($) $ / shares shares
Class A ordinary shares
RELATED PARTY TRANSACTIONS
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Sponsor | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Amount paid to cover certain offering costs | $	$ 25,000
Sale of 8,000,000 Private Placement Units to Sponsor, net of offering costs (in shares) | shares	6,325,000